Segment information (Tables)	6 Months Ended
Jun. 30, 2023
Net revenues and income/(loss) from continuing operations before taxes and total assets by segment
Net revenues and income/(loss) before taxes
in	6M23		6M22
Net revenues (CHF million)
Wealth Management	1,655		2,641
Swiss Bank	1,845		2,223
Asset Management	155		630
Investment Bank	933		2,450
Capital Release Unit	(1,275)		437
Corporate Center	14,566		(324)
Adjustments [1]	(777)	[2]	73
Net revenues	17,102		8,130
Income/(loss) before taxes (CHF million)
Wealth Management	(2,723)		147
Swiss Bank	156		888
Asset Management	(1,401)		98
Investment Bank	(2,400)		(596)
Capital Release Unit	(3,181)		(1,022)
Corporate Center	13,339		(1,116)
Adjustments [1]	(851)		(153)
Income/(loss) before taxes	2,939		(1,754)
1 Adjustments represent certain consolidating entries, including those relating to entitites that are managed but are not owned or wholly owned by the Bank.
2 Includes a gain of CHF 894 million from the write-down of additional tier 1 capital notes relating to Credit Suisse Group AG.
Total assets
end of	6M23	2022
Total assets (CHF million)
Wealth Management	95,610	128,192
Swiss Bank	189,213	197,627
Asset Management	1,538	3,382
Investment Bank	86,514	74,932
Capital Release Unit	67,046	102,648
Corporate Center	47,734	24,577
Adjustments [1]	(3,920)	(1,319)
Total assets	483,735	530,039
1 Adjustments represent certain consolidating entries, including those relating to entitites that are managed but are not owned or wholly owned by the Bank.